SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Bank Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	31 years 6 months
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	10 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of bank premises and equipment	5 years